STEIN
                         ROE &
                        FARNHAM
                  Investment Management



May 1, 1998


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:  SteinRoe Variable Investment Trust
     File No. 33-14954 and 811-07955

Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the prospectuses and Statements of Additional Information of Stein Roe Variable Investment Trust do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

KEVIN M. CAROME
Kevin M. Carome
General Counsel

KMC/ndp


Stein Roe & Farnham Incorporated  One South Wacker Drive
Chicago, IL 60606-4685  312.368.7700
Chicago  Cleveland  Fort Lauderdale  New York  San Francisco
San Juan
A Liberty Financial Company